Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable, net
	December 31, 2022	December 31, 2021
Accounts receivable	$1,260,453	$1,134,532
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$1,260,453	$1,134,532